LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET	12 Months Ended
Dec. 31, 2022
LOAN FROM SHAREHOLDER
LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET:
NOTE 11 - LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET:

a.
In July 2016, the Israeli subsidiary entered into an agreement for a bank loan (hereinafter - the “First Loan") in the amount of $2,000 for a period of 36 months, at an annual interest rate of LIBOR + 6.9%. Monthly principal payments were being paid for a period starting from May 2017 up to July 2019. For that purpose, the Company provided collateral to the bank. In addition, the Company has issued warrants for a period of 6 years. The warrant granted is for $400 to obtain fully paid and non-assessable shares of the Company with same right, preference and privileges as for such class and pro-rata right with other investors at a percentage of the lowest purchase price of any share issued or issuable pursuant to equity raising after the date of the warrant and the warrant is valid for six years after provision of the loan. These warrants have been classified as derivative liabilities and are recorded at the fair value.

According to the warrant agreement, the exercise alternatives of the Bank include exercise for cash on the one hand and Cashless exercise (“Net Exercise”) on the other hand. However, the agreement also determines an Alternative Payment (as defined in the Warrant Agreement), in which in case of an Exit Transaction (as defined the Warrant Agreement) and/or in the event that the bank is required by the underwriter to exercise the warrants, the bank may elect to waive all or any portion of the rights it may then have for the payment of the Company of the Alternative Payment, up to $320K. This Alternative Payment is solely under the Bank’s discretion. The warrant was exercised in July 2022 on a cashless basis to 57,659 shares. The Preferred B shares were converted into 4.99 million ordinary shares following the SPAC transaction.

The loan was fully repaid in February 2022 using proceeds that were received from a new loan that the Company received from, Francisco Partners, See also Note 13(e).

b.
In May 2019 and in March 2020, the Israeli subsidiary took out a loan including two portions from a bank in the amounts of $5 million and $3 million, respectively, for a period of 36 months (hereinafter: the “Second Loan"). The Second Loan carries an annual interest rate of monthly LIBOR + 6.9%. Monthly principal payments commenced in June 2020. In order to secure the Second Loan, the Company provided the bank with pledged deposits. In addition, the Company provided the bank with a guarantee to secure all of the Israeli subsidiary 's debts and obligations and issued warrants for a period of 10 years convertible to preferred C shares upon holder's discretion, with a price of $625 for the first portion and $375 for the second portion.

According to the warrant agreement, the Exercise alternatives of the Bank include exercise for cash on the one hand and cashless exercise (“Net Exercise”) on the other hand. However, the agreement also determines an Alternative Payment, in which in case of an Exit Transaction as defined the Warrant Agreement and/or in the event that the bank is required by the underwriter to exercise the warrants, the Bank may elect to waive all or any portion of the rights it may then have for the Payment of the Company of the Alternative Payment, as defined in the agreement up to $800. This Alternative Payment is solely under the Bank’s discretion. Notwithstanding the above, in case that a Qualified Financing, as determined the Bank Warrant Agreement, has occurred prior to November 15, 2020 (“Determining Date”), then the Bank is entitled to exercise his warrants to the same class of shares in the Qualified Financing, with the same rights and exercise price. Following the closing of the SPAC transaction on October 27, 2022 the Bank decided to receive the Alternative Payment instead of exercising the warrants and following that decision, the $800 Alternative Payment was paid to the Bank in February 2023.

The issuance of the loan together with the warrants is an issuance of a unit of financial instruments for accounting purposes. Accordingly, the warrants' fair value was determined first independently to amount to $311 for July 2016 and $471 and $295 for May 2019 and March 2020, respectively. Being a financial liability derivative, the warrants are measured at each reporting date at fair value with changes recorded in profit or loss. This fair value at initial recognition was subtracted from the proceeds of the loan, creating a discount on the loan and an effective interest rate was imputed to measure the loan at amortized cost at each balance sheet date. See also note 16.

The loan was repaid in full in February 2022 using proceeds that were received from a new loan that the Company received from Francisco Partners. See also Note 13(e). As part of the SPAC merger (see note 1) the bank has exercised the warrants into cash (see also note 16).

In April 2020, following the COVID-19 pandemic, the Israeli subsidiary took out a five-year state-guaranteed bank loan on preferential terms bearing a yearly interest of premium plus 1.5%. In order to guarantee this loan, the company provided the bank with a cash deposit of 5% of the loan amount and a $1.1 million paternal guarantee. The loan was fully repaid in February 2022 using proceeds that were received from a new loan that the Company received from Francisco Partners. See also Note 13(e).

c.
In September 2020, following the COVID-19 pandemic, the Israeli subsidiary took out an additional five-year state-guaranteed loan with preferential terms bearing a yearly interest rate of prime plus 1.5%. In order to guarantee this loan, the company provided the bank with a cash deposit of 5% of the loan amount and a $0.9 million paternal guarantee. The loan was fully repaid in February 2022 using proceeds that were received from a new loan that the Company received from Francisco Partners. See also Note 13(e).

d.
In April 2021 and in August 2021 the Company signed a $5 million and $2.3 million loan agreement, respectively, with a financial institution named Liquidity Capital II L.P. (“Liquidity”), with a repayment period of thirty (30) months. The loan bore a monthly interest of 16.4% on the outstanding balance with the following schedule: (i) First six (6) monthly installments of interest only and; (ii) Twenty-four (24) months thereafter equal monthly installments of the principal amount plus interest.

For that purpose, the Company granted to Liquidity a warrant for a period of eight (8) years, which, upon exercise, in whole or in part, in accordance with the following terms, will enable to receive preferred shares C of the Company (hereinafter - "the shares"), in a minimum value of $365 which might be adjusted upon certain future events. The exercise price per warrant share Shall be US$9.36, subject to adjustment from time to time pursuant to the terms of the Warrant. This fair value at initial recognition was subtracted from the proceeds of the loan, creating a discount on the loan and an effective interest rate was imputed to measure the loan at amortized cost at each balance sheet date. See also note 16.

Following the closing of the SPAC transaction on October 27, 2022 the warrants were exercised on a cashless basis into 6,520 ordinary shares.

The loan was fully repaid in February 2022 using proceeds that were received from a new loan that the Company received from Francisco Partners. See also Note 13(e).

e.
On February 1, 2022, the Company signed a $55 million loan agreement with affiliates of a financial institution named Francisco Partners L.P. ("FP"), with a repayment period of between 2.5 to 4 years depending on the Company completing a qualified public offering within 12 months of closing. The loan bears a yearly interest of 9.5% on the outstanding balance. In the event the Company will not complete a qualified public offering during the first year, then the interest rate shall increase by 100 basis points per year beginning in year 2 up to a maximum rate of 11.5% total. As long as the Company was private, there was an ability to Pay In Kind (“PIK”) 100% of interest in year 1, 75% of interest in year 2, and 50% of interest thereafter. Once the Company completes a qualified public offering, then 100% of interest is paid in cash thereafter. Until October 27, 2022 the PIK interest on $3,988 was added to the loan balance.

As consideration for the loan, the Company also issued to the lenders under the credit agreement 808,907 of its ordinary shares. Following the receipt of the proceeds from the loan, The Company repaid all of its existing borrowings in an amount of $19.1 million, including a $5.3 million loan from a shareholder and $13.8 million of loans from financial institutions. The Company attributed $50,073 (net of transaction costs) to the loan, based on its fair value. The remaining proceeds of $1,978 (net of transaction costs) were attributed to the ordinary shares issued. The fair value of the loan was estimated using a stochastic model incorporating the fair value of the Company and its ability to merge with a SPAC or enter into additional financing transactions given the timely value of the Company under different scenarios (a level 3 fair value measurement). The inputs used in determining the fair value are: a risk-free interest rate of 1.16%, expected volatility of approximately 50%.

	For the year ended December 31
	2022	2021
Long term loans from financial institutions	54,926	6,943
Current maturities	-	6,334

Financial covenants:

In accordance with the 2019 loan agreement of the Israeli subsidiary has undertaken that at any given time, it will hold at least 80% of its cash balance in Mizrahi-Tefahot Bank and in any case, the cash balance will not be less than $ 500,000; and in total, the Company's consolidated cash balance will not decrease $ 2 million at any time. Following the early repayment of the loan in February 2022, these covenants were canceled.

The FP loan has the following financial covenants: requiring that, as long as the Company has a leverage ratio of total debt to Consolidated Adjusted EBITDA (as defined in the loan agreement) greater than or equal to 6.00 to 1.00, the Company must maintain a minimum cash balance of $10 million plus an amount sufficient to cover it and its subsidiaries’ accounts payable that are past 60 days due. The cash must held in deposit accounts subject to a security interest in favor of the Agent for the benefit of the lenders. In addition, the Company must meet affirmative and negative covenants customary for a financing of this type, including but not limited to, limitations on indebtedness, restricted payments, dividends, transactions with affiliates, investments, liens, acquisitions, and asset sales. The FP loan is guaranteed on a senior secured basis by the Company and its subsidiaries, subject to customary exceptions.

The Company complies with the covenants.